UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Income Fund

September 30, 2016

EMI-QTLY-1116
1.808787.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.2%
		Principal Amount(a)	Value
Argentina - 0.1%
YPF SA 8.5% 3/23/21 (b)		$4,330,000	$4,832,280
Azerbaijan - 2.1%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		10,445,000	10,267,226
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		39,260,000	43,971,200
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		18,225,000	17,959,608
6.95% 3/18/30 (Reg. S)		14,000,000	15,120,000

TOTAL AZERBAIJAN			87,318,034

Brazil - 0.6%
Banco Nacional de Desenvolvimento Economico e Social:
6.369% 6/16/18 (b)		5,150,000	5,407,500
6.5% 6/10/19 (b)		7,495,000	8,075,863
Caixa Economica Federal:
4.25% 5/13/19 (b)		10,425,000	10,528,208
7.25% 7/23/24 (b)(c)		2,965,000	2,809,338

TOTAL BRAZIL			26,820,909

Canada - 0.4%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		555,000	513,375
7% 2/15/21 (b)		1,460,000	1,306,700
7.25% 10/15/19 (b)		1,755,000	1,667,250
7.25% 5/15/22 (b)		2,595,000	2,296,575
Pacific Exploration and Production Corp. 12% 12/22/16		4,500,000	4,533,750
Pacific Rubiales Energy Corp.:
5.125% 3/28/23 (b)(d)		14,785,000	2,735,225
5.375% 1/26/19 (b)(d)		1,115,000	206,275
5.625% 1/19/25 (b)(d)		9,540,000	1,764,900

TOTAL CANADA			15,024,050

Cayman Islands - 0.2%
Brazil Minas SPE 5.333% 2/15/28 (b)		6,985,000	6,880,225
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		7,540,000	2,827,500

TOTAL CAYMAN ISLANDS			9,707,725

Costa Rica - 0.2%
Banco de Costa Rica 5.25% 8/12/18 (b)		1,645,000	1,686,125
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		3,400,000	2,949,500
6.95% 11/10/21 (b)		3,639,000	3,857,340

TOTAL COSTA RICA			8,492,965

Croatia - 0.0%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		1,580,000	1,733,421
Georgia - 0.9%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		19,962,000	20,960,100
JSC BGEO Group 6% 7/26/23 (b)		7,755,000	8,007,038
JSC Georgian Railway 7.75% 7/11/22 (b)		6,985,000	7,919,523

TOTAL GEORGIA			36,886,661

India - 0.1%
ICICI Bank Ltd. 7.25% (b)(c)(e)		2,000,000	1,989,998
Indonesia - 2.2%
PT Pertamina Persero:
5.625% 5/20/43 (b)		9,025,000	9,483,723
6% 5/3/42 (b)		30,041,000	33,070,304
6.45% 5/30/44 (b)		19,375,000	22,443,981
6.5% 5/27/41 (b)		23,090,000	26,950,833

TOTAL INDONESIA			91,948,841

Ireland - 1.7%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	5,766,697
SCF Capital Ltd. 5.375% 6/16/23 (b)		6,835,000	7,149,547
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (b)		4,900,000	4,992,404
5.942% 11/21/23 (b)		13,140,000	13,879,388
6.025% 7/5/22 (b)		9,560,000	10,157,500
6.8% 11/22/25 (b)		9,000,000	9,924,300
6.902% 7/9/20 (b)		19,060,000	20,728,055

TOTAL IRELAND			72,597,891

Israel - 0.3%
B Communications Ltd. 7.375% 2/15/21 (b)		9,765,000	10,509,581
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		3,076,000	3,906,520

TOTAL ISRAEL			14,416,101

Kazakhstan - 1.9%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		6,670,000	6,538,454
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		10,555,000	10,158,132
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (b)		14,130,000	15,578,325
7% 5/5/20 (b)		20,635,000	22,904,850
9.125% 7/2/18 (b)		21,430,000	23,654,648
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		1,955,000	1,952,654

TOTAL KAZAKHSTAN			80,787,063

Luxembourg - 2.2%
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		14,800,000	15,839,670
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		8,465,000	8,371,885
8.375% 12/10/18		26,891,000	29,109,508
RSHB Capital SA:
5.1% 7/25/18 (b)		15,635,000	16,072,780
5.298% 12/27/17 (b)		20,620,000	21,164,368
8.5% 10/16/23 (b)		2,460,000	2,694,192

TOTAL LUXEMBOURG			93,252,403

Malaysia - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		12,400,000	10,913,910
Mexico - 9.0%
Comision Federal de Electricid 4.875% 1/15/24 (b)		10,990,000	11,539,500
Pemex Project Funding Master Trust:
6.625% 6/15/35		50,470,000	51,370,890
8.625% 2/1/22		8,763,000	10,208,895
Petroleos Mexicanos:
4.625% 9/21/23 (b)		8,340,000	8,351,676
4.875% 1/24/22		23,340,000	23,806,800
4.875% 1/18/24		5,785,000	5,857,313
5.5% 1/21/21		13,345,000	14,112,338
5.5% 6/27/44		15,265,000	13,233,229
5.625% 1/23/46		14,958,000	13,047,863
6.375% 2/4/21 (b)		22,900,000	24,963,290
6.375% 1/23/45		30,940,000	29,547,700
6.5% 6/2/41		76,930,000	74,814,425
6.625% (b)(e)		15,075,000	14,773,500
6.75% 9/21/47 (b)		27,910,000	27,910,000
6.875% 8/4/26 (b)		46,420,000	52,338,550

TOTAL MEXICO			375,875,969

Netherlands - 5.8%
Bulgaria Steel Finance BV 12% 5/4/13 unit (d)	EUR	600,000	0
Dilijan Finance BV 12% 7/29/20 (b)		1,980,000	1,901,196
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		3,505,000	3,772,256
6.95% 7/10/42 (b)		12,065,000	13,106,210
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		4,700,000	6,227,500
Petrobras Global Finance BV:
6.25% 3/17/24		22,600,000	21,978,500
6.85% 6/5/2115		52,910,000	44,761,860
7.25% 3/17/44		6,925,000	6,232,500
8.375% 5/23/21		71,775,000	78,414,170
8.75% 5/23/26		58,890,000	65,073,450

TOTAL NETHERLANDS			241,467,642

South Africa - 0.8%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		13,600,000	13,498,000
6.75% 8/6/23 (b)		6,550,000	6,725,409
7.125% 2/11/25 (b)		7,015,000	7,205,668
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		6,075,000	5,895,715

TOTAL SOUTH AFRICA			33,324,792

Sri Lanka - 0.2%
Bank of Ceylon 6.875% 5/3/17 (b)		4,255,000	4,341,802
National Savings Bank 8.875% 9/18/18 (b)		2,625,000	2,837,363

TOTAL SRI LANKA			7,179,165

Trinidad & Tobago - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		4,680,000	4,586,400
9.75% 8/14/19 (b)		14,120,000	15,637,900

TOTAL TRINIDAD & TOBAGO			20,224,300

Turkey - 0.2%
Arcelik A/S 5% 4/3/23 (b)		6,300,000	6,218,100
Export Credit Bank of Turkey 5% 9/23/21 (b)		3,420,000	3,450,903

TOTAL TURKEY			9,669,003

United Arab Emirates - 0.2%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		7,430,000	8,592,424
United Kingdom - 0.8%
Biz Finance PLC 9.625% 4/27/22 (b)		31,185,000	30,567,537
SSB #1 PLC 9.375% 3/10/23 (b)		2,955,000	2,851,575

TOTAL UNITED KINGDOM			33,419,112

United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		2,698,292	2,711,783
Venezuela - 4.4%
Petroleos de Venezuela SA:
5.25% 4/12/17		29,035,000	24,749,434
5.375% 4/12/27		57,475,000	23,998,686
5.5% 4/12/37		68,595,000	28,466,925
6% 5/16/24 (b)		61,830,000	26,432,325
6% 11/15/26 (Reg. S)		72,810,000	30,572,919
8.5% 11/2/17 (b)		21,626,666	18,566,493
8.5% 11/2/17 (Reg. S)		5,233,333	4,492,817
9% 11/17/21 (Reg. S)		14,725,000	8,349,075
9.75% 5/17/35 (b)		19,475,000	10,107,525
9.75% 5/17/35		4,955,000	2,571,645
12.75% 2/17/22 (b)		11,435,000	7,462,481

TOTAL VENEZUELA			185,770,325

TOTAL NONCONVERTIBLE BONDS
(Cost $1,447,199,706)			1,474,956,767

Government Obligations - 52.7%
Angola - 0.3%
Angola Republic 9.5% 11/12/25 (b)		11,785,000	11,713,819
Argentina - 4.0%
Argentine Republic:
6.25% 4/22/19 (b)		14,670,000	15,557,535
6.625% 7/6/28 (b)		6,750,000	7,134,750
6.875% 4/22/21 (b)		24,950,000	27,158,075
7% 4/17/17		23,580,000	24,094,175
7.125% 7/6/36 (b)		21,885,000	23,176,215
7.5% 4/22/26 (b)		32,150,000	36,265,200
8.28% 12/31/33		28,033,750	32,168,728

TOTAL ARGENTINA			165,554,678

Armenia - 0.9%
Republic of Armenia:
6% 9/30/20 (b)		29,240,000	30,232,698
7.15% 3/26/25 (b)		5,555,000	5,903,299

TOTAL ARMENIA			36,135,997

Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		6,975,000	5,824,125
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (b)		11,709,000	11,591,910
7.25% 12/15/21 (b)		7,679,000	7,688,599

TOTAL BARBADOS			19,280,509

Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		4,570,000	4,784,790
Belize - 0.0%
Belize Government 5% 2/20/38 (b)(f)		2,946,600	1,613,264
Brazil - 5.5%
Brazilian Federative Republic:
2.625% 1/5/23		11,500,000	10,637,500
4.25% 1/7/25		23,460,000	23,401,350
4.875% 1/22/21		13,130,000	14,016,275
5% 1/27/45		19,355,000	17,564,663
5.625% 1/7/41		16,205,000	16,123,975
5.625% 2/21/47		8,775,000	8,665,313
6% 4/7/26		17,640,000	19,536,300
7.125% 1/20/37		13,195,000	15,504,125
8.25% 1/20/34		35,000,000	44,887,500
8.75% 2/4/25		3,120,000	4,095,000
8.875% 4/15/24		4,005,000	5,226,525
10% 1/1/21	BRL	73,685,000	21,600,831
10.125% 5/15/27		6,670,000	9,821,575
12.25% 3/6/30		6,915,000	11,599,913
Caixa Economica Federal 4.5% 10/3/18 (b)		6,530,000	6,611,625

TOTAL BRAZIL			229,292,470

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)		12,720,000	14,146,675
Colombia - 1.2%
Colombian Republic:
6.125% 1/18/41		13,570,000	16,385,775
7.375% 9/18/37		26,135,000	35,216,913

TOTAL COLOMBIA			51,602,688

Congo - 0.3%
Congo Republic 4% 6/30/29 (f)		17,768,116	12,204,208
Costa Rica - 1.1%
Costa Rican Republic:
4.25% 1/26/23 (b)		14,020,000	13,774,650
4.375% 4/30/25 (b)		8,360,000	8,109,200
7% 4/4/44 (b)		10,025,000	10,701,688
7.158% 3/12/45 (b)		11,985,000	12,913,838

TOTAL COSTA RICA			45,499,376

Croatia - 1.3%
Croatia Republic:
5.5% 4/4/23 (b)		5,890,000	6,548,031
6% 1/26/24 (b)		9,135,000	10,505,250
6.375% 3/24/21 (b)		14,725,000	16,568,570
6.625% 7/14/20 (b)		6,100,000	6,835,050
6.75% 11/5/19		12,545,000	13,910,147

TOTAL CROATIA			54,367,048

Dominican Republic - 1.1%
Dominican Republic:
5.5% 1/27/25 (b)		8,000,000	8,480,000
5.875% 4/18/24 (b)		5,170,000	5,622,375
6.6% 1/28/24 (b)		3,375,000	3,801,094
6.85% 1/27/45 (b)		8,305,000	9,301,600
6.875% 1/29/26 (b)		3,690,000	4,271,175
7.45% 4/30/44 (b)		6,495,000	7,712,813
7.5% 5/6/21 (b)		7,245,000	8,114,400

TOTAL DOMINICAN REPUBLIC			47,303,457

Ecuador - 0.7%
Ecuador Republic:
7.95% 6/20/24 (b)		10,540,000	9,433,300
10.5% 3/24/20 (b)		10,040,000	10,215,700
10.75% 3/28/22 (b)		7,555,000	7,706,100

TOTAL ECUADOR			27,355,100

Egypt - 0.2%
Arab Republic 5.875% 6/11/25 (b)		5,925,000	5,630,646
Arab Republic of Egypt 6.875% 4/30/40 (b)		3,170,000	3,051,759

TOTAL EGYPT			8,682,405

El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		7,722,000	7,693,043
6.375% 1/18/27 (b)		7,095,000	7,130,475
7.375% 12/1/19		3,695,000	3,944,413
7.625% 2/1/41 (b)		5,850,000	6,032,813
7.65% 6/15/35 (Reg. S)		5,325,000	5,571,281
7.75% 1/24/23 (Reg. S)		2,995,000	3,324,450
8.25% 4/10/32 (Reg. S)		1,930,000	2,149,538

TOTAL EL SALVADOR			35,846,013

Ethiopia - 0.1%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		4,030,000	3,969,550
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		11,200,000	10,245,200
6.95% 6/16/25 (b)		7,475,000	6,866,864

TOTAL GABON			17,112,064

Ghana - 1.3%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		11,235,000	10,462,818
8.125% 1/18/26 (b)		10,750,000	9,984,493
8.5% 10/4/17		755,000	778,594
9.25% 9/15/22 (b)		12,235,000	12,537,939
10.75% 10/14/30 (b)		17,875,000	20,891,406

TOTAL GHANA			54,655,250

Indonesia - 2.1%
Indonesian Republic:
4.75% 1/8/26 (b)		6,660,000	7,438,547
5.875% 1/15/24 (b)		7,205,000	8,496,619
6.625% 2/17/37		12,975,000	17,010,510
6.75% 1/15/44 (b)		2,410,000	3,293,578
7.75% 1/17/38 (b)		5,990,000	8,662,534
8.25% 7/15/21	IDR	65,867,000,000	5,324,472
8.375% 9/15/26	IDR	155,680,000,000	12,960,387
8.5% 10/12/35 (b)		16,590,000	25,110,491

TOTAL INDONESIA			88,297,138

Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		25,125,000	20,470,594
Ivory Coast - 0.7%
Ivory Coast:
5.375% 7/23/24 (b)		4,045,000	4,060,169
5.75% 12/31/32		16,617,150	16,329,673
6.375% 3/3/28 (b)		9,860,000	10,316,025

TOTAL IVORY COAST			30,705,867

Jamaica - 0.5%
Jamaican Government:
6.75% 4/28/28		4,710,000	5,381,175
7.625% 7/9/25		5,345,000	6,267,013
7.875% 7/28/45		1,980,000	2,331,450
8% 3/15/39		6,405,000	7,653,975

TOTAL JAMAICA			21,633,613

Jordan - 0.1%
Jordanian Kingdom 6.125% 1/29/26 (b)		4,540,000	4,881,499
Kazakhstan - 0.2%
Kazakhstan Republic 6.5% 7/21/45 (b)		6,535,000	8,145,878
Kenya - 0.3%
Republic of Kenya:
5.875% 6/24/19 (b)		2,750,000	2,839,925
6.875% 6/24/24 (b)		10,855,000	10,637,900

TOTAL KENYA			13,477,825

Lebanon - 3.2%
Lebanese Republic:
4% 12/31/17		20,040,750	19,840,343
5.15% 6/12/18		16,645,000	16,481,879
5.45% 11/28/19		29,050,000	28,679,903
6.1% 10/4/22		8,905,000	8,773,206
6.375% 3/9/20		8,185,000	8,234,437
6.6% 11/27/26		8,060,000	7,909,278
6.65% 2/26/30 (Reg. S)		9,250,000	9,020,600
6.75% 11/29/27 (Reg. S)		6,300,000	6,215,076
7.05% 11/2/35(Reg. S)		4,040,000	4,009,700
8.25% 4/12/21 (Reg.S)		13,105,000	14,198,350
9% 3/20/17		9,455,000	9,644,100

TOTAL LEBANON			133,006,872

Mexico - 2.3%
United Mexican States:
8.3% 8/15/31		8,880,000	14,385,600
10% 12/5/24	MXN	1,164,205,000	75,850,885
11.5% 5/15/26		3,595,000	5,967,700

TOTAL MEXICO			96,204,185

Mongolia - 0.3%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		3,355,000	3,212,413
5.125% 12/5/22 (Reg. S)		10,415,000	9,139,631

TOTAL MONGOLIA			12,352,044

Mozambique - 0.1%
Mozambique Republic 10.5% 1/18/23 (b)		4,390,000	3,600,678
Namibia - 0.0%
Republic of Namibia 5.5% 11/3/21 (b)		1,822,000	1,963,296
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		6,187,500	6,188,738
Oman - 0.4%
Sultanate of Oman 4.75% 6/15/26 (b)		17,740,000	17,802,090
Pakistan - 0.2%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		5,445,000	5,741,682
8.25% 4/15/24 (b)		3,465,000	3,793,856

TOTAL PAKISTAN			9,535,538

Panama - 0.5%
Panamanian Republic:
8.875% 9/30/27		5,299,000	7,948,500
9.375% 4/1/29		7,320,000	11,327,700

TOTAL PANAMA			19,276,200

Qatar - 0.1%
State of Qatar 9.75% 6/15/30 (Reg. S)		3,135,000	5,164,913
Russia - 4.8%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		9,000,000	9,720,000
Russian Federation:
4.875% 9/16/23 (b)		9,590,000	10,544,205
5.625% 4/4/42 (b)		15,305,000	17,673,479
5.875% 9/16/43 (b)		7,635,000	9,105,348
6.7% 5/15/19	RUB	1,849,590,000	28,261,511
7.5% 3/15/18	RUB	3,620,455,000	56,948,353
12.75% 6/24/28 (Reg. S)		38,894,000	70,043,893

TOTAL RUSSIA			202,296,789

Rwanda - 0.2%
Republic of Rwanda 6.625% 5/2/23 (b)		8,220,000	8,302,200
Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (b)		2,415,000	2,499,525
8.75% 5/13/21 (b)		5,565,000	6,318,390

TOTAL SENEGAL			8,817,915

Serbia - 0.2%
Republic of Serbia 7.25% 9/28/21 (b)		8,665,000	10,086,407
South Africa - 3.1%
South African Republic:
5.875% 9/16/25		10,890,000	12,332,925
8% 12/21/18	ZAR	664,755,000	48,721,734
10.5% 12/21/26	ZAR	848,285,000	69,327,865

TOTAL SOUTH AFRICA			130,382,524

Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,960,000	2,989,795
5.875% 7/25/22 (b)		3,225,000	3,314,503
6% 1/14/19 (b)		3,180,000	3,281,770
6.25% 10/4/20 (b)		4,345,000	4,540,721
6.25% 7/27/21 (b)		4,475,000	4,676,800
6.85% 11/3/25 (b)		5,415,000	5,810,360

TOTAL SRI LANKA			24,613,949

Tanzania - 0.1%
United Republic of Tanzania 7.2501% 3/9/20 (c)		2,146,667	2,238,115
Trinidad & Tobago - 0.1%
Republic of Trinidad & Tobago 4.5% 8/4/26 (b)		4,450,000	4,583,500
Turkey - 3.6%
Turkish Republic:
5.125% 3/25/22		5,305,000	5,517,200
5.625% 3/30/21		8,380,000	8,924,700
5.75% 3/22/24		13,855,000	14,920,172
6% 1/14/41		8,560,000	9,156,974
6.25% 9/26/22		14,140,000	15,518,650
6.75% 5/30/40		3,755,000	4,374,613
6.875% 3/17/36		31,650,000	36,938,715
7% 6/5/20		10,755,000	11,900,408
7.375% 2/5/25		15,055,000	17,798,714
8% 2/14/34		9,740,000	12,581,645
11.875% 1/15/30		7,575,000	12,603,664

TOTAL TURKEY			150,235,455

Ukraine - 3.0%
Ukraine Government:
0% 5/31/40 (b)(c)		44,715,000	14,302,093
7.75% 9/1/19 (b)		32,238,000	31,826,966
7.75% 9/1/20 (b)		30,917,000	30,212,092
7.75% 9/1/21 (b)		9,792,000	9,500,198
7.75% 9/1/22 (b)		6,292,000	6,073,038
7.75% 9/1/23 (b)		7,322,000	7,029,120
7.75% 9/1/24 (b)		7,142,000	6,818,325
7.75% 9/1/25 (b)		7,352,000	6,979,033
7.75% 9/1/26 (b)		6,727,000	6,358,360
7.75% 9/1/27 (b)		6,292,000	5,915,738

TOTAL UKRAINE			125,014,963

United States of America - 1.0%
U.S. Treasury Bonds 2.25% 8/15/46		42,100,000	41,470,142
Venezuela - 3.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		211,320	475,470
6% 12/9/20		14,095,000	7,590,158
7% 12/1/18 (Reg. S)		8,075,000	5,668,650
7% 3/31/38		8,645,000	3,989,668
7.65% 4/21/25		28,995,000	13,917,600
7.75% 10/13/19 (Reg. S)		13,260,000	8,148,270
8.25% 10/13/24		16,655,000	8,177,605
9% 5/7/23 (Reg. S)		25,080,000	12,715,560
9.25% 9/15/27		23,050,000	12,550,725
9.25% 5/7/28 (Reg. S)		45,490,000	23,359,115
9.375% 1/13/34		22,015,000	11,403,770
11.75% 10/21/26 (Reg. S)		14,165,000	8,371,515
11.95% 8/5/31 (Reg. S)		18,410,000	11,046,000
12.75% 8/23/22		12,445,000	8,089,250

TOTAL VENEZUELA			135,503,356

Vietnam - 0.2%
Vietnamese Socialist Republic:
4.8% 11/19/24 (b)		5,440,000	5,774,604
6.75% 1/29/20 (b)		3,632,000	4,046,491

TOTAL VIETNAM			9,821,095

Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)		5,370,000	4,713,947
8.5% 4/14/24 (b)		4,790,000	4,707,133
8.97% 7/30/27 (b)		6,865,000	6,771,293

TOTAL ZAMBIA			16,192,373

TOTAL GOVERNMENT OBLIGATIONS
(Cost $2,109,433,079)			2,209,209,237
		Shares	Value

Common Stocks - 0.5%
Canada - 0.1%
First Quantum Minerals Ltd.		150,000	1,241,663
Pacific Exploration and Production Corp. warrants (h)		112,500	3,348,000

TOTAL CANADA			4,589,663

Cayman Islands - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (h)		136,600	14,450,914
United Arab Emirates - 0.0%
DP World Ltd.		17,382	329,389
TOTAL COMMON STOCKS
(Cost $17,301,224)			19,369,966
		Principal Amount(a)	Value

Preferred Securities - 0.2%
British Virgin Islands - 0.0%
Magnesita Finance Ltd. 8.625% (b)(e)		425,000	357,266
China - 0.1%
Sinochem Group 5% (b)(c)(e)		3,040,000	3,209,183
Colombia - 0.1%
Colombia Telecomunicacines SA 8.5% (b)(c)(e)		6,840,000	5,952,406
TOTAL PREFERRED SECURITIES
(Cost $9,808,151)			9,518,855
		Shares	Value

Money Market Funds - 11.2%
Fidelity Cash Central Fund, 0.43% (i)
(Cost $471,030,014)		471,020,584	471,161,891
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $4,054,772,174)			4,184,216,716
NET OTHER ASSETS (LIABILITIES) - 0.2%			8,410,390
NET ASSETS - 100%			$4,192,627,106

Currency Abbreviations

BRL – Brazilian real

EUR – European Monetary Unit

IDR – Indonesian rupiah

MXN – Mexican peso

RUB – Russian ruble

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,599,604,350 or 38.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Quantity represents share amount.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$444,447
Fidelity Securities Lending Cash Central Fund	123,492
Total	$567,939

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$3,348,000	$--	$--	$3,348,000
Industrials	329,389	329,389	--	--
Information Technology	14,450,914	14,450,914	--	--
Materials	1,241,663	1,241,663	--	--
Corporate Bonds	1,474,956,767	--	1,473,055,571	1,901,196
Government Obligations	2,209,209,237	--	2,208,733,767	475,470
Preferred Securities	9,518,855	--	9,518,855	--
Money Market Funds	471,161,891	471,161,891	--	--
Total Investments in Securities:	$4,184,216,716	$487,183,857	$3,691,308,193	$5,724,666

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $4,019,367,032. Net unrealized appreciation aggregated $164,849,684, of which $251,302,258 related to appreciated investment securities and $86,452,574 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016